Condensed individual financial information of Companhia Paranaense de Energia - Copel (Details 3) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash flow from investing activities
Additions in investments	R$ 4,829	R$ 30,970	R$ 72,439
Additions to property, plant and equipment	535,542	338,137	226,325
Additions to intangible	421,729	4,546	10,225
Net cash used in investing activities from continuing operations	(2,774,996)	(2,412,444)	(1,593,998)
Net cash generated by investment activities from discontinued operations		2,444,352	(73,573)
NET CASH GENERATED (USED) FROM INVESTING ACTIVITIES	(2,774,996)	31,908	(1,667,571)
Cash flow from financing activities
Net cash used in financing activities	(1,922,041)	(2,884,427)	(1,715,113)
Cash and cash equivalents at the beginning of the period	3,472,845	3,222,768
Cash and cash equivalents at the end of the period	2,678,457	3,472,845	3,222,768
Consolidated One [Member]
IfrsStatementLineItems [Line Items]
Net cash generated from operating activities	3,079,427	2,892,312	761,050
Cash flow from investing activities
Financial investments	(5,636)	2,399	5,349
Loans and financing granted to related parties	(146,063)		(40,000)
Receipt of loans and financing granted to related parties	100,000	33,899	7,015
Additions in investments	(4,829)	(503,202)	(68,127)
Capital reduction of investees.		82,330	228
Additions to property, plant and equipment	(4,436)	(1,847)	(1,800)
Additions to intangible	(1,592)	(1,771)	(1,045)
Net cash used in investing activities from continuing operations	(62,556)	(388,192)	(98,380)
Net cash generated by investment activities from discontinued operations		2,506,837
NET CASH GENERATED (USED) FROM INVESTING ACTIVITIES	(62,556)	2,118,645	(98,380)
Cash flow from financing activities
Issue of loans with related parties			280,000
Amortization of principal - loans and financing	(774,899)		(38,500)
Amortization of principal - debentures	(500,000)	(300,000)	(300,000)
Amortization of principal - Lease liabilities	(378)	(317)	(329)
Amortization of principal of related parties liabilities		(280,000)
Dividends and interest on capital paid	(2,167,769)	(3,847,288)	(586,445)
Net cash used in financing activities	(3,443,046)	(4,427,605)	(645,274)
Total effects on cash and cash equivalents	(426,175)	583,352	17,396
Cash and cash equivalents at the beginning of the period	626,052	42,700	25,304
Cash and cash equivalents at the end of the period	199,877	626,052	42,700
Change in cash and cash equivalents	R$ (426,175)	R$ 583,352	R$ 17,396